PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment	$ 66.3	$ 178.2	$ 810.6	$ 465.3
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance			140.2
Changes in right-of-use assets [abstract]
Ending balance			149.3	140.2
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance			2,850.1
Changes in property, plant and equipment and right-of-use assets [Abstract]
Ending balance			5,074.8	2,850.1
Depreciation expense due to ARO obligation			231.7
Landfill closure and post-closure obligations
Changes in property, plant and equipment and right-of-use assets [Abstract]
Increase to landfill closure and post-closure obligations due to business combinations			231.7
Selling, general and administrative expenses
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment	3.2	6.1	25.5	23.1
Cost Of Sales
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment	$ 63.1	172.1	785.1	442.3
Cost
Changes in property, plant and equipment [abstract]
Additions			555.3
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance			161.5	0.0
Changes in right-of-use assets [abstract]
IFRS 16 transition impact				103.8
Additions			40.7	26.7
Acquisitions via business combinations			23.4	47.2
Disposals			(20.6)	(15.9)
Changes in foreign exchange			(1.5)	(0.3)
Ending balance		0.0	203.5	161.5
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance			3,431.8	2,576.1
Changes in property, plant and equipment and right-of-use assets [Abstract]
IFRS 16 transition impact				103.8
Additions				563.3
Acquisitions via business combinations			2,404.5	305.3
Disposals			(56.2)	(45.8)
Changes in foreign exchange			(145.4)	(70.9)
Ending balance		2,576.1	6,190.0	3,431.8
Accumulated depreciation
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance			(21.3)	0.0
Changes in right-of-use assets [abstract]
Amortization			37.8	23.2
Disposals			(4.1)	(1.8)
Changes in foreign exchange			(0.8)	(0.1)
Ending balance		0.0	(54.2)	(21.3)
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance			581.7	139.7
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation			578.9	465.3
Disposals			(19.8)	(17.9)
Changes in foreign exchange			(25.6)	(5.4)
Ending balance		139.7	1,115.2	581.7
Land, building and leaseholds
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			587.0
Changes in property, plant and equipment [abstract]
Ending balance			1,188.3	587.0
Land, building and leaseholds | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			613.8	465.1
Changes in property, plant and equipment [abstract]
IFRS 16 transition impact				0.0
Additions			73.2	68.4
Acquisitions via business combinations			560.0	77.9
Disposals			(2.9)	(2.2)
Transfers			31.0	13.7
Changes in foreign exchange			28.8	9.1
Ending balance		465.1	1,246.3	613.8
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers			31.0	13.7
Land, building and leaseholds | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(26.8)	(6.6)
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment			32.6	20.8
Disposals			0.2	0.3
Changes in foreign exchange			(1.2)	(0.3)
Ending balance		(6.6)	(58.0)	(26.8)
Landfills
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			603.7
Changes in property, plant and equipment [abstract]
Ending balance			1,440.4	603.7
Landfills | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			765.9	681.8
Changes in property, plant and equipment [abstract]
IFRS 16 transition impact				0.0
Additions			92.6	81.3
Acquisitions via business combinations			897.7	4.0
Disposals			0.0	0.0
Transfers			5.0	21.9
Changes in foreign exchange			55.1	23.1
Ending balance		681.8	1,706.1	765.9
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers			5.0	21.9
Landfills | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(162.2)	(36.8)
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment			111.9	126.9
Disposals			0.0	0.0
Changes in foreign exchange			(8.4)	(1.5)
Ending balance		(36.8)	(265.7)	(162.2)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			854.6
Changes in property, plant and equipment [abstract]
Ending balance			1,219.6	854.6
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,061.2	840.2
Changes in property, plant and equipment [abstract]
IFRS 16 transition impact				0.0
Additions			164.8	120.7
Acquisitions via business combinations			455.0	72.5
Disposals			(18.2)	(13.1)
Transfers			(0.3)	62.6
Changes in foreign exchange			31.1	21.7
Ending balance		840.2	1,631.4	1,061.2
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers			(0.3)	62.6
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(206.6)	(53.6)
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment			224.7	164.5
Disposals			10.2	9.4
Changes in foreign exchange			(9.3)	(2.1)
Ending balance		(53.6)	(411.8)	(206.6)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			391.3
Changes in property, plant and equipment [abstract]
Ending balance			685.8	391.3
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			500.9	338.8
Changes in property, plant and equipment [abstract]
IFRS 16 transition impact				0.0
Additions			119.2	85.2
Acquisitions via business combinations			291.3	91.1
Disposals			(10.7)	(1.7)
Transfers			28.0	(6.5)
Changes in foreign exchange			16.0	6.0
Ending balance		338.8	912.7	500.9
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers			28.0	(6.5)
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(109.6)	(30.3)
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment			122.6	80.5
Disposals			2.2	0.7
Changes in foreign exchange			(3.1)	(0.5)
Ending balance		(30.3)	(226.9)	(109.6)
Assets under development
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			121.5
Changes in property, plant and equipment [abstract]
Ending balance			83.3	121.5
Assets under development | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			121.5	81.9
Changes in property, plant and equipment [abstract]
IFRS 16 transition impact				0.0
Additions			21.3	134.0
Acquisitions via business combinations			5.0	0.0
Disposals			0.0	0.0
Transfers			(63.5)	(91.6)
Changes in foreign exchange			1.0	2.8
Ending balance		81.9	83.3	121.5
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers			(63.5)	(91.6)
Assets under development | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			0.0	0.0
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment			0.0	0.0
Disposals			0.0	0.0
Changes in foreign exchange			0.0	0.0
Ending balance		0.0	0.0	0.0
Containers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			151.8
Changes in property, plant and equipment [abstract]
Ending balance			308.1	151.8
Containers | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			207.0	168.3
Changes in property, plant and equipment [abstract]
IFRS 16 transition impact				0.0
Additions			43.5	47.0
Acquisitions via business combinations			172.1	12.6
Disposals			(3.8)	(12.9)
Transfers			(0.2)	(0.1)
Changes in foreign exchange			11.9	7.9
Ending balance		168.3	406.7	207.0
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers			(0.2)	(0.1)
Containers | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(55.2)	(12.4)
Changes in property, plant and equipment [abstract]
Depreciation of property and equipment			49.3	49.4
Disposals			3.1	5.7
Changes in foreign exchange			(2.8)	(0.9)
Ending balance		$ (12.4)	$ (98.6)	$ (55.2)